Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,334,482	841,317
Pledged deposits	(1,246)	(1,270)
Time deposits	(100,023)	(54,016)

Cash and cash equivalents	1,233,213	786,031

Denominated in USD	1,189,864	727,160
Denominated in RMB	17,098	21,472
Denominated in EUR	26,251	37,399

Cash and cash equivalents	1,233,213	786,031